Subsequent Events (Details) (Subsequent event)			1 Months Ended			0 Months Ended				1 Months Ended
	Mar. 31, 2014 Dividend declared Ordinary Shares USD ($)	Mar. 31, 2014 Dividend declared ADSs USD ($)	Mar. 31, 2014 SINA Advertising agency agreement and license agreements USD ($)	Mar. 31, 2014 E-House Tencent Share purchase and subscription agreement USD ($)	Apr. 22, 2014 Leju	Apr. 17, 2014 Leju Ordinary Shares Initial public offering	Apr. 17, 2014 Leju ADSs Initial public offering USD ($)	Apr. 22, 2014 Leju Tencent	Apr. 17, 2014 Leju Tencent Ordinary Shares Private placement USD ($)	Jan. 31, 2014 Beijing Lotta Equity transfer agreement USD ($) item	Jan. 31, 2014 Beijing Lotta Equity transfer agreement CNY item
Subsequent events
Number of shareholders being party to the agreement										2	2
Equity interest acquired (as a percent)										40.00%	40.00%
Total consideration										$ 16,401,800	100,000,000
Additional extension term of agreement			5 years
Additional consideration upon extension term of agreement			0
Cash dividend payable (in dollars per share)	$ 0.20	$ 0.20
Equity interests, on a fully diluted basis, acquired (as a percent)				15.00%
Consideration received				$ 180,000,000
Number of ordinary shares representing each share of ADS							1
Share price							$ 10.00		$ 10.00
Number of subsidiary shares acquired by counterparty				19,201,800
Number of shares acquired by counterparty from Leju						10,000,000	10,000,000		2,029,420
Ownership interest in subsidiaries (as a percent)					76.30%
Ownership interest (as a percent)								16.10%